Loans and Allowance for Loan Losses - Impairment Methodology (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan losses:
Individually evaluated for impairment	$ 5,113	$ 615
Collectively evaluated for impairment	13,000	11,862
Total	18,113	12,477	$ 11,652	$ 10,852
Loans outstanding:
Individually evaluated for impairment	37,335	7,395
Collectively evaluated for impairment	1,249,632	1,161,402
Total	1,286,967	1,168,797
Commercial, financial, and agricultural
Allowance for loan losses:
Individually evaluated for impairment	2,187	311
Collectively evaluated for impairment	2,934	2,607
Total	5,121	2,918	3,237	3,325
Loans outstanding:
Individually evaluated for impairment	7,552	1,514
Collectively evaluated for impairment	265,366	197,508
Total	272,918	199,022
Residential real estate | Construction
Allowance for loan losses:
Individually evaluated for impairment	27
Collectively evaluated for impairment	186	64
Total	213	64	140	170
Loans outstanding:
Individually evaluated for impairment	192
Collectively evaluated for impairment	29,500	23,035
Total	29,692	23,035
Residential real estate | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	263	264
Collectively evaluated for impairment	2,416	1,854
Total	2,679	2,118	2,071	1,689
Loans outstanding:
Individually evaluated for impairment	3,626	3,856
Collectively evaluated for impairment	258,713	248,787
Total	262,339	252,643
Commercial real estate | Construction
Allowance for loan losses:
Individually evaluated for impairment	28
Collectively evaluated for impairment	447	369
Total	475	369	757	807
Loans outstanding:
Individually evaluated for impairment	200	137
Collectively evaluated for impairment	77,944	84,861
Total	78,144	84,998
Commercial real estate | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	2,594	23
Collectively evaluated for impairment	6,760	6,524
Total	9,354	6,547	4,914	4,437
Loans outstanding:
Individually evaluated for impairment	25,657	1,711
Collectively evaluated for impairment	591,476	574,924
Total	617,133	576,635
Installment and other consumer
Allowance for loan losses:
Individually evaluated for impairment	14	17
Collectively evaluated for impairment	250	364
Total	264	381	334	345
Loans outstanding:
Individually evaluated for impairment	108	177
Collectively evaluated for impairment	26,633	32,287
Total	26,741	32,464
Unallocated
Allowance for loan losses:
Collectively evaluated for impairment	7	80
Total	$ 7	$ 80	$ 199	$ 79